Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	4,486,130
Exercise Price | $ / shares	$ 6.83
Weighted Average Remaining Life	1 year 8 months 8 days
January 20, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	1,665,008
Exercise Price | $ / shares	$ 7.5
Weighted Average Remaining Life	18 days
March 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	350,000
Exercise Price | $ / shares	$ 4.8
Weighted Average Remaining Life	2 months 15 days
July 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	172,531
Exercise Price | $ / shares	$ 4.71
Weighted Average Remaining Life	6 months 18 days
November 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	611,250
Exercise Price | $ / shares	$ 4.89
Weighted Average Remaining Life	9 months 10 days
January 20, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	1,687,341
Exercise Price | $ / shares	$ 7.5
Weighted Average Remaining Life	4 years 21 days